Property, Plant And Equipment Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 376.5	$ 392.8
Depreciation	67.0	67.5	$ 68.8
Construction in Progress, Estimated Cost to Complete	38.0	30.4
Assets held for sale	29.0	0.0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	140.4	160.9
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 94.6	$ 89.2